Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Aug. 31, 2018
Accrued Expenses and Other Current Liabilities
Components of accrued expenses and other current liabilities

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
Salary and welfare payable	323,547	421,380	61,694
Other taxes payable	31,697	29,551	4,327
Accrued expenses	19,788	39,851	5,835
Deposits from franchisees	17,265	21,530	3,152
Payables for leasehold improvement	12,904	24,224	3,547
Payables for long term investments	1,340	25,290	3,703
Interest payable	—	4,260	624
Others	7,830	13,447	1,969
	414,371	579,533	84,851